Expense Example - LVIP SSGA Moderately Aggressive Structured Allocation Fund	Standard Class 1 year	Standard Class 3 years	Standard Class 5 years	Standard Class 10 years	Service Class 1 year	Service Class 3 years	Service Class 5 years	Service Class 10 years
USD ($)	57	179	313	701	83	259	450	1,002